3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: (215) 981- 4659

direct fax: (866) 422 - 2114

falcoj@pepperlaw.com

August 22, 2017

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	FundVantage Trust

File Nos. 333-141120 and 811-22027

Ladies and Gentlemen:

On behalf of FundVantage Trust (the “Trust”), accompanying this letter is Post-Effective Amendment No. 168 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). This Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933 (the “Act”) for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the series of the Trust to which the Amendment relates as required by General Instruction C.3(g) of Form N-1A.

As counsel to the Trust, we reviewed the Amendment and hereby represent that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the Act.

Please direct any questions concerning this letter to the undersigned at 215.981.4659 or, in his absence, to John M. Ford, Esq. at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Mr. Joel Weiss, President of FundVantage Trust
John M. Ford, Esq.